GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	$ 23,892
Balance as of ending	21,601	$ 23,892
Solutions segment cash generating unit
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment loss recognised in profit or loss goodwill	0	0	$ 0
Clearit cash generating unit
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill				$ 7,607
Impairment loss recognised in profit or loss goodwill	0	$ 3,000	0
Discount rate applied to cash flow projections		17.90%
Growth rate used to extrapolate cash flow projections		3.00%
Shipsta
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill		$ 2,546
WebCargo
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill						$ 2,298
7LFreight
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill					$ 5,723
Cost:
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	34,428	28,664
Initially consolidated subsidiary		6,084
Revaluation recognized in OCI	734	(320)
Adjustment	(505)
Balance as of ending	34,657	34,428	28,664
Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	10,536	5,429
Revaluation recognized in OCI	67	(5)
Amortization recognized in the year	2,453	2,112
Balance as of ending	13,056	10,536	5,429
Impairment		3,000
Accumulated amortization and impairment | Cost of revenue
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year	1,343	1,190	1,036
Accumulated amortization and impairment | Selling and marketing expenses
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year	1,110	922	822
Goodwill
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	15,040
Balance as of ending	14,809	15,040
Goodwill | Cost:
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	18,040	15,628
Initially consolidated subsidiary		2,546
Revaluation recognized in OCI	308	(134)
Adjustment	(505)
Balance as of ending	17,843	18,040	15,628
Goodwill | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,000
Revaluation recognized in OCI	34
Balance as of ending	3,034	3,000
Impairment		3,000
Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	5,071
Balance as of ending	3,862	5,071
Technology | Cost:
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	8,436	7,271
Initially consolidated subsidiary		1,230
Revaluation recognized in OCI	149	(65)
Balance as of ending	8,585	8,436	7,271
Technology | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,365	2,178
Revaluation recognized in OCI	15	(3)
Amortization recognized in the year	1,343	1,190
Balance as of ending	4,723	3,365	2,178
Trade Name | Cost:
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85	85
Balance as of ending	85	85	85
Trade Name | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85	85
Balance as of ending	85	85	85
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,781
Balance as of ending	2,930	3,781
Customer relationships | Cost:
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	7,667	5,480
Initially consolidated subsidiary		2,308
Revaluation recognized in OCI	277	(121)
Balance as of ending	7,944	7,667	5,480
Customer relationships | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,886	2,966
Revaluation recognized in OCI	18	(2)
Amortization recognized in the year	1,110	922
Balance as of ending	5,014	3,886	2,966
Customer database | Cost:
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	200	200
Balance as of ending	200	200	200
Customer database | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	200	200
Balance as of ending	$ 200	$ 200	$ 200